CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (824,000)	$ (524,000)	$ 254,000	$ 320,000	$ (2,338,000)	$ 850,000	$ 778,000	$ 1,373,000
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Deferred income taxes	16,000		50,000		(9,000)	53,000	342,000	(157,000)
Changes in operating assets and liabilities					19,000	(7,000)
Changes in operating assets and liabilities
Decrease in other current assets							38,000	74,000
(Decrease) increase in accrued expenses and other current liabilities							(36,000)	15,000
Net cash (used in) provided by operating activities					(2,328,000)	896,000	1,122,000	1,305,000
Cash flows from financing activities:
Preferred stock dividend payments					(1,275,000)	(1,275,000)	(1,275,000)	(1,275,000)
Net cash used in financing activities					(1,275,000)	(1,275,000)	(1,275,000)	(1,275,000)
Net decrease in cash and cash equivalents					(3,603,000)	(379,000)	(153,000)	30,000
Cash and cash equivalents, beginning of period		$ 46,859,000		$ 47,012,000	46,859,000	47,012,000	47,012,000	46,982,000
Cash and cash equivalents, end of period	$ 43,256,000		$ 46,633,000		43,256,000	46,633,000	46,859,000	47,012,000
Non-cash financing activities:
Accretion of dividend for Series C Preferred Stock					$ 1,593,000	$ 1,593,000
Series C Preferred Stock
Non-cash financing activities:
Declaration of dividend for Series C Preferred Stock							$ 1,275,000	$ 1,275,000